BUCKSPORT ENERGY ASSET INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Bucksport Energy Asset Investment
Balances included in the balance sheet at December 31, 2012 and 2011, related to this investment are as follows:

	December 31,
(Dollars in thousands)	2012	2011
Other receivables	$413	$802
Other current assets(1)	220	163
Total current assets	$633	$965
Property, plant, and equipment	$10,697	$10,671
Accumulated depreciation	(3,971)	(3,266)
Net property, plant, and equipment	$6,726	$7,405
Current liabilities	$(159)	$(170)
(1) Represents primarily restricted cash which may be used only to fund the ongoing energy operations of this investment.